Other Operating Expenses - Summary of Other Operating Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other operating expenses [line items]
Turnover tax	$ 10,231,629	$ 10,825,343	$ 8,658,803
For credit cards	3,670,412	3,701,433	3,454,955
Modification of financial assets	2,866,235
Charges for other provisions	1,431,716	1,993,045	1,745,683
Taxes	1,229,519	3,096	30,109
Deposit guarantee fund contributions	575,881	569,938	544,362
Donations	279,547	163,739	240,708
Loss from sale or impairment of non-financial assets	121,967		813
Interest on lease liabilities	160,018
Insurance claims	59,595	101,389	82,450
Initial recognition of loans			188,829
Other	1,474,376	1,656,169	2,110,530
Operating expenses	$ 22,100,895	$ 19,014,152	$ 17,057,242